Angel Oak Funds Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

March 29, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940 (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and each of its series (each a “Fund”) is Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed primarily to give the Staff the opportunity to review changes made pursuant to Rule 497(e) since Post-Effective Amendment No. 28 was filed and effective on May 31, 2018.

Please note that certain details in the registration statement have been left blank pending the completion of the Funds’ financial statements for the fiscal year ended January 31, 2018, which details will be completed in a subsequent amendment concurrent with the effectiveness of the Amendment.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765‑6620 or alia.vasquez@usbank.com.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust